Shareholder Report	11 Months Ended	12 Months Ended	91 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key		0001177017
Entity Investment Company Type		N-1A
Document Period End Date		Dec. 31, 2024
C000186128
Shareholder Report [Line Items]
Fund Name		Retirement Income 2020 Fund
Class Name		Investor Class
Trading Symbol		TRLAX
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number		1‑800‑638‑5660
Additional Information Email		info@troweprice.com
Additional Information Website		www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Income 2020 Fund - Investor Class	$54	0.52%

Expenses Paid, Amount		$ 54
Expense Ratio, Percent		0.52%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and global fixed income markets were mostly positive in 2024. Shares were supported by generally favorable corporate earnings, a resilient labor market, easing inflation pressures, and the beginning of interest rate-cutting cycles by several major central banks later in the period. Cutting cycles boosted sentiment, as did optimism surrounding artificial intelligence.

  Compared with S&P Target Date 2020 Index, the fund’s higher total equity exposure in its glide path contributed to results for the period. As some U.S. equity indexes reached all-time highs, the fund’s greater allocation to U.S. equity versus the benchmark added value, as domestic stocks outperformed international equities.

  On the negative side, security selection very slightly detracted from performance overall, led by unfavorable selection among U.S. mid-cap growth and U.S. large-cap growth equities. Tactical allocation also modestly detracted overall, with an overweight to real assets equities weighing, as real assets equities underperformed global equities.

  The fund seeks to provide monthly income. The fund pursues its objectives by investing in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. The fund’s allocation among T. Rowe Price mutual funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]		The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 5/25/17
Retirement Income 2020 Fund (Investor Class)	9.24%	5.77%	6.38%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.25	-0.33	1.08
S&P Target Date 2020 Index (Strategy Benchmark)	8.09	4.88	5.55

The preceding line graph shows the value of a hypothetical $25,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date			May 25, 2017
No Deduction of Taxes [Text Block]		Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]		Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]		Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]		The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 173,475,000	$ 173,475,000	$ 173,475,000
Holdings Count | Holding	27	27	27
Advisory Fees Paid, Amount		$ 709,000
InvestmentCompanyPortfolioTurnover		19.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$173,475 Number of Portfolio Holdings27
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	39.4%
Domestic Bond Funds	33.0
International Bond Funds	12.8
International Equity Funds	12.7
Short-Term and Other	2.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price New Income Fund	14.3%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	11.8
T. Rowe Price Growth Stock Fund	7.3
T. Rowe Price Value Fund	7.3
T. Rowe Price Hedged Equity Fund	5.4
T. Rowe Price International Bond Fund (USD Hedged)	5.1
T. Rowe Price U.S. Large-Cap Core Fund	5.1
T. Rowe Price Equity Index 500 Fund	4.8
T. Rowe Price Overseas Stock Fund	3.7
T. Rowe Price International Value Equity Fund	3.5

Updated Prospectus Web Address		www.troweprice.com/paperless
C000247283
Shareholder Report [Line Items]
Fund Name	Retirement Income 2020 Fund
Class Name	I Class
Trading Symbol	TRABX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Income 2020 Fund - I Class	$39	0.37%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and global fixed income markets were mostly positive in 2024. Shares were supported by generally favorable corporate earnings, a resilient labor market, easing inflation pressures, and the beginning of interest rate-cutting cycles by several major central banks later in the period. Cutting cycles boosted sentiment, as did optimism surrounding artificial intelligence.

  Compared with S&P Target Date 2020 Index, the fund’s higher total equity exposure in its glide path contributed to results for the period. As some U.S. equity indexes reached all-time highs, the fund’s greater allocation to U.S. equity versus the benchmark added value, as domestic stocks outperformed international equities.

  On the negative side, security selection very slightly detracted from performance overall, led by unfavorable selection among U.S. mid-cap growth and U.S. large-cap growth equities. Tactical allocation also modestly detracted overall, with an overweight to real assets equities weighing, as real assets equities underperformed global equities.

  The fund seeks to provide monthly income. The fund pursues its objectives by investing in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. The fund’s allocation among T. Rowe Price mutual funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Since Inception 1/17/24
Retirement Income 2020 Fund (I Class)	10.95%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	2.51
S&P Target Date 2020 Index (Strategy Benchmark)	9.67

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Jan. 17, 2024
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 173,475,000	$ 173,475,000	$ 173,475,000
Holdings Count | Holding	27	27	27
Advisory Fees Paid, Amount	$ 709,000
InvestmentCompanyPortfolioTurnover	19.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$173,475 Number of Portfolio Holdings27
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	39.4%
Domestic Bond Funds	33.0
International Bond Funds	12.8
International Equity Funds	12.7
Short-Term and Other	2.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price New Income Fund	14.3%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	11.8
T. Rowe Price Growth Stock Fund	7.3
T. Rowe Price Value Fund	7.3
T. Rowe Price Hedged Equity Fund	5.4
T. Rowe Price International Bond Fund (USD Hedged)	5.1
T. Rowe Price U.S. Large-Cap Core Fund	5.1
T. Rowe Price Equity Index 500 Fund	4.8
T. Rowe Price Overseas Stock Fund	3.7
T. Rowe Price International Value Equity Fund	3.5

Updated Prospectus Web Address	www.troweprice.com/paperless